CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Ordinary Shares, par value per share	$ 0.20	$ 0.20
Ordinary Shares, shares authorized	20,000,000	20,000,000
Ordinary Shares, shares issued	8,781,478	8,674,717
Ordinary Shares, shares outstanding	8,745,446	8,638,685